Shareholders' Equity - Non-employee Equity Awards, Options (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Schedule Of Stock Option Activity [Line Items]
Outstanding at beginning of year, Number	3,913,259
Granted, Number	441,238
Exercised, Number	(141,167)
Forfeited or expired, Number	(423,900)
Outstanding at end of year, Number	3,789,430
Exercisable at end of year, Number	2,687,140
Outstanding at beginning of year, Weighted average exercise price	$ 11.43
Granted, Weighted average exercise price	$ 8.58
Exercised, Weighted average exercise price	$ 4.58
Outstanding at end of year, Weighted average exercise price	$ 10.73
Exercisable at end of year, Weighted average exercise price	$ 11.23
Outstanding at end of year, Weighted average remaining contractual term	3 years 6 months 11 days
Exercisable at end of year, Weighted average remaining contractual term	2 years 8 months 16 days
Outstanding at end of year, Aggregate intrinsic value	$ 3,297
Exercisable at end of year, Aggregate intrinsic value	2,996
Non Employee [Member]
Schedule Of Stock Option Activity [Line Items]
Outstanding at beginning of year, Number	89,773
Granted, Number	8,700
Exercised, Number	(4,125)
Forfeited or expired, Number	(19,250)
Outstanding at end of year, Number	75,098
Exercisable at end of year, Number	47,723
Outstanding at beginning of year, Weighted average exercise price	$ 14.63
Granted, Weighted average exercise price	$ 8.49
Exercised, Weighted average exercise price	$ 3.98
Forfeited or expired, Weighted average exercise price	$ 24.27
Outstanding at end of year, Weighted average exercise price	$ 12.03
Exercisable at end of year, Weighted average exercise price	$ 13.09
Outstanding at end of year, Weighted average remaining contractual term	3 years 8 months 16 days
Exercisable at end of year, Weighted average remaining contractual term	2 years 7 months 17 days
Outstanding at end of year, Aggregate intrinsic value	38
Exercisable at end of year, Aggregate intrinsic value	$ 38